Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Time charter revenues	97,249,537	101,837,425	105,966,167
Bareboat revenues	21,764,102	16,876,956	9,624,684
Voyage charter revenues	24,018,198	25,161,401	33,813,496
Other income	1,227,475	1,127,239	800,180

Total	144,259,312	145,003,021	150,204,527